COMMITMENTS AND CONTINGENCIES (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
COMMITMENTS AND CONTINGENCIES.
Contractual obligations for the acquisition or construction of property, plant and equipment	¥ 9,567
Rental expenses for operating leases	¥ 13,644	¥ 12,876	¥ 11,465